Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 73,575
Ending balance	81,308	¥ 73,575
Interest income recognized during the reporting period	748	661	¥ 719
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	11,308
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	15,346
Ending balance	17,166	15,346
Interest income recognized during the reporting period	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0
Consumer borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	13,607
Ending balance	10,322	13,607
Interest income recognized during the reporting period	519	403	356
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	736
Corporate borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	44,622
Ending balance		44,622
Interest income recognized during the reporting period		119	¥ 276
Corporate borrowers | Non-recourse Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,466
Ending balance	10,148	2,466
Interest income recognized during the reporting period	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0
Corporate borrowers | Other than non-recourse loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	42,156
Ending balance	43,672	¥ 42,156
Interest income recognized during the reporting period	229
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 10,572